Short-Term and Long-Term Debts (Tables)	6 Months Ended
Jun. 30, 2024
Short-Term and Long-Term Debts [Abstract]
Schedule of Future Maturities of Long-Term Debts	As of June 30, 2024, the future maturities of long-term debts are as below:
Years Ended December 31,	Principal Repayment
(Unaudited)
RMB
Remaining of 2024	1,930,000
2025	5,350,000
2026	6,890,000
2027	8,430,000
2028	9,970,000
Thereafter	130,670,063
Total	163,240,063